OFFICERS AND TRUSTEES
    GEORGE N. DONNELLY, PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    WELLS FARGO INVESTMENTS AND TRUST,
    WELLS FARGO BANK WEST, N.A.

INDEPENDENT AUDITORS
    FORTNER BAYENS LEVKULICH & CO., P.C.

LEGAL COUNSEL
    KUTAK ROCK




THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                                                    May 25, 2001



Dear Shareholder:

It is time again to reflect on the last six months and give our view of what lies ahead. I enclose for your review, the semi-annual financial results of Colorado BondShares. The period since September 30, 2000 has resulted in a very healthy growth spurt . This was brought about in part by investors' nervousness regarding the volatility in the equity markets and their desire to seek the relative solace of the bond market.

Also, the Federal Reserve has dropped rates by over 2 1/2 percentage points in January that has caused many fixed income instruments to now offer relatively unattractive yields. The yield on Colorado BondShares on the other hand, has held up remarkably well and we expect this to continue. At this printing, the dividend yield is a little over 7%. During the last six months the dividend has varied only slightly, a little above and a little below 6 cents per share per month. The variation has mostly to do with how much cash we're carrying and how many days there are in the dividend period. Some months have 28 days, some months have 32 days, depending on how the weekends and holidays fall. This can cause the dividend to vary by as much as 14% month to month.

How does growth effect our shareholders? It is generally positive as long as we don't dilute our earnings. It means that the prorata operating costs of the fund diminish as the cost of audits, lawyers, etc., are spread over a larger base. Also, it means that the diversification of the fund is expanded. We spent the better part of last year acquiring bonds at the higher rates that existed then and locked in attractive interest rates that will be with us for at least ten years in most cases. This did result in the average maturity of the portfolio going up to 14 years, which is comparable to our competitors but much higher than at most times in our past. Our strategy going forward will be to use some of the new money coming in and the proceeds of bond calls to backfill our maturities in the shorter end of the portfolio. This will reduce our average maturities and increase liquidity. Such a strategy could hurt the yield a little in the short run but will put us into a more defensive posture in case interest rates start rising next year.

Some have asked what effect a slowing economy would have on our portfolio. Most of our holdings are at a point in their development where they will not need extensive future growth to pay debt service. Further, we have very little exposure to the commercial office space market which is experiencing weakness due to higher vacancy rates. Instead, most of our exposure is to general obligation bonds in residential neighborhoods where the tax burdens will be paid either by the homeowner or by the mortgage holder in the really grim event of foreclosure. We are well positioned.

Once the elements of President Bush's income tax package are law, we should see a widening of the spread between municipal yields and taxable yields, which have been tight. Also, the spread between non-rated yields and rated yields should tighten and the prices of our securities should appreciate. This appears to be a very attractive time to own Colorado BondShares and we thank our loyal, long time shareholders and our many new investors as well for their support.

Sincerely,


Fred R. Kelly, Jr.
Portfolio Manager

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

            FACE                                                                                        MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 88.7%                               VALUE
           ------                          -------------------------------                              ------
           235,000   Academy Water and Sanitation District G.O. Series 1995, 6.20%-7.10% due
                         11/15/2002-05                                                                 249,582
           185,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement
                         Series 1986, 8.50% due 12/1/2005                                              208,332
         2,250,000   Arapahoe Water and Sanitation District G.O. Refunding Series 1995B, 8.50%
                         due 12/1/2020 (b)                                                           2,424,128
            65,000   Arrowhead Metropolitan District G.O. Improvement Series 1995A,
                         5.90%-6.10% due 12/1/2001-03                                                   66,142
           100,000   Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70% due
                         12/1/2003                                                                     102,424
           950,000   Aurora Multifamily Housing Revenue River Falls Project Series 1999A,
                         5.70% due 7/1/2029                                                            896,819
           306,040   Aurora Centretech Metropolitan District G.O. Refunding and Improvement
                         Series 1994, 6.00% due 12/1/2023 (b)                                          447,311
           700,000   Beebe Draw Farms Metropolitan District G.O.  Series 1998, 7.00% due
                         10/1/2018                                                                     655,550
         1,295,000   Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995,
                         8.50% due 11/15/2015                                                        1,523,865
         4,715,000   Belle Creek Metropolitan District #1 G.O. Ltd Tax Series 2000, 8.00% due
                         12/1/2020                                                                   4,747,911
            75,000   Black Hawk (City of) Device Tax Revenue Series 1994, 5.70% due 12/1/2001           75,086
           200,000   Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-5.85% due
                         12/1/2003-04                                                                  200,250
         2,250,000   Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021       1,890,698
           265,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing) Series 1999A, 6.00% due 6/1/2011                                     256,369
           805,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing) Series 1999A, 6.25% due 6/1/2019                                     759,912
            75,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing)  Subordinate Series 1999B, 7.375% due 6/1/2015                        72,657
            25,000   Boulder Valley School District No. RE-2 Series 1992A, 5.80% due 10/15/2001         25,360
            75,000   Boxelder Sanitation District Sewer Revenue Refunding and Improvement
                         Series 1994, 5.90% due 1/1/2003                                                76,885
         4,450,000   Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Series 2000, 8.00%
                         due 12/1/2019                                                               4,450,000
            25,000   Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008                    25,000
           565,000   Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375%
                         due 12/1/2008 (i)                                                             172,150

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

            FACE                                                                                        MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 88.7%                               VALUE
           ------                          -------------------------------                              ------
           510,000   Central City (City of) Excise Tax Revenue Refunding Series 1996,
                         5.70%-6.60% due 12/1/2001-11                                                  474,362
            20,000   Central City (City of) Special Assessment District No.1, 7.50% due
                         12/1/2003                                                                      20,053
         2,475,000   Central Platte Valley Metropolitan District Special Obligation
                          Revenue Series 1998, 7.00% due 12/1/2017                                   2,413,125
         2,009,520   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)                            15,071
         2,008,335   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992A, interest only, 9.00% due 1/1/2027 (f)(i)                             1,205,001
         6,465,662   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992B, 0.00% due 1/1/2032 (a)(g)(i)                                            48,492
           965,000   Colorado Educational & Cultural Facilities Authority Charter School
                         Revenue - Crown Pointe Academy Series 2000, 7.25% due 7/15/2025               965,000
         4,060,000   Colorado Educational & Cultural Facilities Authority Charter School
                         Revenue - Liberty Common Series 1998, 6.95% due 8/15/2019                   4,007,626
           310,000   Colorado Educational & Cultural Facilities Authority Charter School
                         Revenue - Elbert County Series 2000, 8.00% due 6/1/2004                       310,586
           695,000   Colorado Educational & Cultural Facilities Authority Charter School
                         Revenue - Elbert County Series 2000, 8.00% due 6/1/2010                       695,000
         1,225,000   Colorado Educational & Cultural Facilities Authority Private School
                         Revenue - Series 2000A, 8.50% due 6/1/2022                                  1,225,000
           520,000   Colorado Health Facilities Authority Zero Coupon Retirement Housing
                         Revenue Liberty Heights Project 1990 Subordinate Series B, 6.97% due
                         7/15/2020 (d)                                                                 145,834
           565,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                         Technological University Project Series 1993, 7.375% due 12/1/2010 (b)        633,704
           780,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                         Technological University Project Series 1993, 7.75% due 12/1/2010             806,442
           780,000   Colorado Springs Spring Creek G.I.D. GO Series 1995, 4.08% due 12/1/2014
                         (h)(i)                                                                        390,000
         1,175,000   Columbia Metropolitan District G.O. Improvement Series 1992, 7.70%-8.50%
                         due 11/1/2001-12                                                            1,277,916
           435,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/1/2009 (b)       504,678

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

            FACE                                                                                        MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 88.7%                               VALUE
           ------                          -------------------------------                              ------
           500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/1/2013 (b)        584,350
         1,025,000   Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due
                         12/1/2017                                                                   1,007,555
         3,500,000   Cotton Ranch Metropolitan District Subordinate Junior G.O. Ltd. Tax
                         Refunding Variable Rate Series 1999B, 7.75% due 12/15/2017 (h)              3,172,470
         2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60%
                         due 12/1/2012                                                               2,344,298
        19,106,474   Cottonwood Water and Sanitation District Capital Appreciation Refunding
                         Second Lien, Series 1998A, 8.00% due 12/1/2027 (d)                          3,810,595
           240,000   Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.10%-6.35% due
                         12/1/2001-03                                                                  245,348
           375,000   Delta Sales (City of) and Use Tax Revenue Refunding Series 1994,
                         4.35%-4.65% due 12/1/2001-03                                                  380,503
            72,000   Denver (City and County of) Lease Purchase Certificates Series 1993,
                         6.30% due 1/1/2002                                                             72,278
           650,000   Denver (City and County of) Airport System Subordinate Revenue Series
                         1997B, 5.70% due 12/1/2020 (h)                                                650,000
         1,885,000   Denver (City and County of) Subordinate Multifamily Housing Revenue
                         Capitol Heights Apts. Series 1999C, 8.00% due 5/1/2032                      1,885,000
            45,000   Denver West Metropolitan District Series 1997B, 4.80% due 12/1/2002                45,110
           775,000   Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017               756,214
            95,000   Dillon (Town of) Excise Tax Revenue Series 1994, 5.80%-5.90% due
                         6/1/2002-03                                                                    96,618
           470,000   Eagle Ranch Metropolitan District Golf Course Enterprise Revenue Series
                         1999B, 5.75% due 10/15/2018 (h)                                               470,000
           450,000   Eagle Riverview Affordable Housing Corp. Multifamily Housing Project
                         Revenue Series 1999B, 7.00% due 7/1/2029                                      426,190
            60,000   El Paso and Elbert Counties Joint School District No. 23-JT G. O.
                         Building Series 1994, 5.75% due 12/15/2001                                     60,929
            90,000   El Paso County LID 85-2 Special Assessment Refunding Series 1988,
                         8.875%-9.00% due 9/1/2001 (a)                                                   9,000
            50,588   El Paso County Pheasant Run LID Special Assessment Series 1986-2, 9.25%
                         due 9/1/1999 (a)                                                               12,647
           100,000   El Paso County School District No. 2 - Harrison G.O. Improvement Series
                         1994, 7.10% due 12/1/2004                                                     111,472
           500,000   El Paso County School District No. 20 Zero Coupon G.O. Refunding Series
                         1993A, 6.10% due 6/15/2008 (d)                                                364,845

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

            FACE                                                                                        MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 88.7%                               VALUE
           ------                          -------------------------------                              ------
           150,000   Elbert County School District C-1 Elizabeth G.O. Series 1994, 4.40% due
                         12/1/2002                                                                     151,637
         3,029,564   Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series 1998B,
                         7.00% due 9/1/2018                                                          3,029,564
           439,996   Equi-Mor Holdings Inc Class A Pass-Through Certificates Series 1999A,
                         7.50% due 4/5/2018                                                            439,996
            25,000   Fort Collins Refunding Series B, 6.00%, due 12/1/2002                              26,088
            25,000   Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50%
                         due 12/15/2015                                                                 24,995
           500,000   Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019              501,715
         1,995,000   Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due
                         12/1/2018                                                                   1,840,727
            80,000   Gateway Village GID G.O. Refunding and Improvement Series 1998, Zero
                         Coupon 5.60% due 12/1/2001 (d)                                                 77,444
           820,000   Gateway Village GID G.O. Series 1995, 8.25%-8.75% due 12/1/2005-14 (b)            887,099
         1,000,000   Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due
                         6/1/2019                                                                      973,360
           300,000   Grand Junction (City of) Downtown Development Authority Tax Increment
                         Revenue Series 1996, 5.55%-5.65% due  11/15/2004-05                           307,391
         1,095,000   Greatrock North Water and Sanitation District Ltd. Tax G.O. Series 1998,
                         8.00% due 12/1/2017                                                         1,069,278
           255,000   Greenwood Metropolitan District G.O. Refunding Series 1994, 6.50%-7.00%
                         due 12/1/2002-04                                                              263,972
           115,000   Greenwood North Metropolitan District G.O. Refunding Series 1993, 5.00%
                         due 12/1/2001                                                                 115,076
           220,000   Greenwood South Metropolitan District G.O. Refunding Series 1994,
                         6.25%-6.90% due 12/1/2001-04                                                  226,266
           510,000   Hamilton Creek District Series 1990, 1.19% due 12/1/2004 (g)(i)                   255,000
           340,000   Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80% due
                         12/15/2003-07                                                                 340,380
           435,000   La Plata County Recreational Facilities Revenue Refunding Durango Ski
                         Corporation Project Series 1989A, 9.00% due 2/1/2010                          424,534
           315,000   Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009                  317,151
           100,000   Left Hand Water District Water Revenue Refunding Series 1993, 4.45% due
                         11/15/2001                                                                    100,739
         1,800,000   Littleton (The) Riverfront Authority Tax Increment Revenue Refunding
                         Series 1999A-1, 8.00% due 12/1/2008                                         1,824,840

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

            FACE                                                                                        MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 88.7%                               VALUE
           ------                          -------------------------------                              ------
           135,000   Lookout Mountain Water District G.O. Refunding Series 1993, 5.20% due
                         12/1/2001                                                                     136,499
           250,000   Montrose (City of) Water and Sewer Revenue Refunding and Improvement
                         Series 1993, 4.50%-4.65% due 10/1/2001-02                                     252,904
           155,000   Monument Sanitation District G.O. Refunding Series 1994, 5.80%-5.90% due
                         12/1/2001-02                                                                  156,201
            90,000   Mt. Crested Butte (Town of) G.O. Refunding Series 1993, 4.75% due 5/1/2001         90,087
           100,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due
                         12/1/2003 (b)                                                                 108,328
           315,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due
                         12/1/2003                                                                     327,402
           225,000   North Jeffco Park and Recreation District Golf Course Revenue Series
                         1994, 5.80%-6.10% due 12/1/2001-04                                            230,460
         1,510,000   North Pines Metropolitan District G.O. Ltd. Tax Series 2000, 9.00% due
                         12/1/2020                                                                   1,510,000
         2,800,000   North Range Village Metropolitan District G.O. Ltd. Tax Series 2000,
                         8.00% due 12/1/2020                                                         2,800,000
            55,000   Otero County Swink School District No. 33 G.O. Building Series 1994,
                         8.40% due 12/15/2001-03                                                        60,486
           115,000   Ouray County Ridgway School District #R-2 Series 1994, 7.75% due
                         12/1/2001-02                                                                  120,580
           145,000   Parker (Town of) Sales and Use Tax Refunding Revenue Series 1993, 4.30%
                         due 11/1/2000                                                                 145,291
           400,000   Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017        400,680
         4,470,000   Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019       4,470,000
           600,000   Pitkin County Multifamily Revenue Refunding Series 1996A, V.R. 3.55% due
                         12/1/2024                                                                     600,000
           879,000   Pueblo County Capital Improvement Residual Revenue Series 1988,  10.07%
                         due 8/2/2010 (d)                                                              254,910
           159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due
                         12/31/2016 (i)                                                                128,255
           278,078   Roxborough Village Metropolitan District Series 1993B, principal only,
                         0.00% due 12/31/2021 (e)(i)                                                    15,981
           906,622   Roxborough Village Metropolitan District Series 1993C, 9.84% due
                         12/31/2032 (d)(I)                                                               6,800
            20,270   Roxborough Village Metropolitan District Series 1993B, interest only,
                         10.41% due 1/1/2043 (f)(i)                                                        152
            50,000   Saguache County Moffat School District No. 2 G.O. Series 1994, 5.90% due
                         12/1/2001                                                                      50,893

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

            FACE                                                                                         MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 88.7%                                VALUE
           ------                          -------------------------------                               ------
           535,000   San Miguel County Housing Authority Multifamily Telluride Village Revenue
                         Refunding Series 1993, 6.30% due 7/1/2013                                     571,974
         1,245,000   Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125% due
                         12/1/2016                                                                   1,264,098
         1,610,000   Sheridan Series 1997A, 7.50% due 12/1/2016                                      1,645,710
         1,000,000   Southpark Metropolitan District Refunding G.O. Series 1996, 6.60%
                         due 12/1/2013                                                               1,053,650
           210,000   Southtech Metropolitan District G.O. Refunding Series 1994, 5.35%-5.85%
                         due 12/1/2001-04                                                              213,311
         2,000,000   Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998, 7.75% due
                         6/1/2018                                                                    1,935,340
         3,320,000   Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2000,
                         8.00% due 12/1/2019                                                         3,320,000
         5,050,000   Tabernash Meadows Water and Sanitation District G.O.  Series 2000, 8.40%
                         due 12/1/2020                                                               5,050,000
           235,000   Telluride Hospital District Series 1997, 4.70%-4.80% due 12/1/01-02               236,876
         1,895,000   Todd Creek Farms Metropolitan District #2 Ltd. Tax G. O. Series 1997,
                         8.00% due 6/1/2017                                                          1,897,767
         1,000,000   Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1999,
                         7.50% due 12/1/2018                                                           969,930
           100,000   Upper Eagle Regional Water Authority Water Refunding Series 1994, 5.80%
                         due 12/1/2001                                                                 100,900
            35,000   Town of Windsor G.O. Water Refunding Series 1994, 4.80% due 4/1/2001               35,001
                                                                                                    ----------

                     Total Colorado Municipal Bonds (cost $95,254,030)                              94,184,072
                                                                                                    ==========


                              COLORADO CERTIFICATES OF PARTICIPATION - 1.3%
                              ---------------------------------------------

           155,000   Arapahoe County Recreation District Refunding Certificates of
                         Participation Series 1996, 5.00%-5.20% due 12/1/2004-06                            162,540
            60,000   Central City (City of) Certificates of Participation City Hall Project
                         Series 1995, 6.80% due 12/1/2001                                                    60,197
           600,000   Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due
                         12/1/2019                                                                          573,378
           100,000   El Paso County School District No. 49 Falcon Schools Refunding
                         Certificates of Participation Series 1995, 4.375% due 11/1/2001                    100,651
           200,000   Gilpin County Certificates of Participation Detention Facility Project
                         Series 1994, 6.60% due 10/15/2001                                                  202,202

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

            FACE                                                                                         MARKET
           AMOUNT             COLORADO CERTIFICATES OF PARTICIPATION - 1.3%                               VALUE
           ------             ---------------------------------------------                              ------


           145,000   Park School District R-3 Certificates of Participation Series 1995 &
                         1996, 5.35%-5.45% due 6/1/2004-05                                                  145,291

                     Total Colorado Certificates of Participation Bonds
                         (cost $1,190,488)                                                                1,244,259
                                                                                                       ------------


                                          OTHER MUNICIPAL BONDS - 1.3%
                                          ----------------------------

           100,000   City of Burnsville G.O. Tax Increment Refunding Series 1993C, 4.40% due
                         2/1/2002                                                                           101,103
           510,000   Dona Ana County New Mexico Tax-Exempt Multi-Family Housing Revenue Bonds
                         Subordinate Series 1999B1, 8.50% due 8/1/2014
                                                                                                            504,900
           515,000   Sandoval County Project Revenue Bonds New Mexico Tournament Soccer
                         Complex Series 1997, 7.50% due 8/15/2006                                           501,934
           100,000   Santa Fe New Mexico Public School District G.O. Series 1994, 5.60% due
                         6/15/2001                                                                          100,198

                     Total Other Municipal Bonds (cost $1,225,175)                                        1,208,135
                                                                                                       ------------


                     Total investments, at value (cost $97,669,693)*                    91.3%            96,636,466


                     Other assets net of liabilities                                     8.7%             9,247,529
                                                                                       -----           ------------

                     Net assets                                                        100.0%          $105,883,995
                                                                                       =====           ============

*Tax cost basis approximates book cost basis.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

MARCH 31, 2001 (UNAUDITED)




(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2001. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount and market value of such securities amount to $13,703,355 and 2,237,533 or 2.11% of net assets, respectively, as of March 31, 2001.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O. - General Obligations
LID  - Local Improvement District
GID  - General Improvement District

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

MARCH 31, 2001

ASSETS

Investments, at value (cost $96,170,403) - see accompanying statement                                  $  96,636,466
Cash                                                                                                       7,191,746
Bonds to settle                                                                                            9,500,000
Interest receivable                                                                                        1,953,911
Shares of beneficial interest sold                                                                           541,806
                                                                                                       -------------


TOTAL ASSETS                                                                                             115,823,929
                                                                                                       -------------

LIABILITIES

Payables and other liabilities:
    Dividends                                                                                                342,694
    Shares of beneficial interest redeemed                                                                     7,500
    Investments purchased                                                                                  9,500,000
    Accrued expenses and other                                                                                89,740
                                                                                                       -------------

TOTAL LIABILITIES                                                                                          9,939,934
                                                                                                       -------------


NET ASSETS                                                                                             $ 105,883,995
                                                                                                       =============


COMPOSITION OF NET ASSETS

Paid-in capital                                                                                        $ 107,169,054
Overdistributed net investment income                                                                           (131)
Accumulated net realized losses                                                                             (251,701)
Net unrealized depreciation of investments (note 3)                                                       (1,033,227)
                                                                                                       -------------

NET ASSETS                                                                                             $ 105,883,995
                                                                                                       =============


NET ASSET VALUE AND REDEMPTION VALUE PER SHARE (based on 11,302,785  shares of beneficial
interest outstanding)                                                                                  $        9.37
                                                                                                       =============

MAXIMUM OFFERING PRICE PER SHARE
(net asset value plus sales charge of 4.75% of offering price)                                         $        9.84
                                                                                                       =============

See accompanying notes to financial statements.

COLORADO BONDSHARES
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS (UNAUDITED)

SIX MONTHS ENDED MARCH 31, 2001

INVESTMENT INCOME
  Interest                                                                     $ 3,857,972

EXPENSES:
    Management fees (note 4)                                                       251,307
    Custodian fees (note 5)                                                         35,397
    Legal and auditing fees                                                          7,462
    Transfer agency expenses (note 4)                                               27,300
    Shareholders' reports                                                           11,466
    Registration fees                                                                1,820
    Trustees' fees                                                                     637
    Other                                                                            2,548
                                                                               -----------

          Total expenses                                                           337,937

Earnings credits on cash balances (note 5)                                         (35,397)
                                                                               -----------

          Net expenses                                                             302,540
                                                                               -----------


NET INVESTMENT INCOME                                                            3,555,432

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS REALIZED NET GAIN
                                                                                    17,233
                                                                               -----------
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF INVESTMENTS
       Beginning of the year
       End of year                                                              (1,112,544)
                                                                                (1,033,227)
                                                                               -----------
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
                                                                                    79,317
                                                                               -----------

 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                    $ 3,651,982
                                                                               ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                MARCH 31, 2001        09/30/2000
                                                               ----------------    ----------------
FROM INVESTMENT ACTIVITIES:
    Net investment income                                      $      3,555,432    $      6,443,128
    Net realized gain (loss) on investments                              17,233            (268,241)
    Net change in unrealized depreciation on investments                 79,317            (246,724)
                                                               ----------------    ----------------

        Net increase in net assets resulting from operations          3,651,982           5,928,163
                                                               ----------------    ----------------


    Dividends to shareholders from net investment income             (3,545,807)         (6,510,357)
                                                               ----------------    ----------------


FROM BENEFICIAL INTEREST TRANSACTIONS:
    Proceeds from sale of shares                                      9,236,005          14,998,860
    Dividends reinvested                                              2,037,571           3,717,435
    Payments for shares redeemed                                     (2,488,560)         (5,283,551)
                                                               ----------------    ----------------

              Increase in net assets derived from
                 Beneficial interest transactions                     8,785,016          13,432,744
                                                               ----------------    ----------------

          Net increase in net assets                                  8,891,191          12,850,550


NET ASSETS
    Beginning of period                                              96,992,804          84,142,254
                                                               ----------------    ----------------


    End of period, including (overdistributed) net
      investment income of ($131) and ($9,754), respectively   $    105,883,995    $     96,992,804
                                                               ================    ================



See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                         YEARS ENDED SEPTEMBER 30
                                                                              -----------------------------------------------
                                                           SIX MONTHS
                                                           ENDED 3/31/01        2000         1999         1998         1997
                                                           -------------      --------     --------     --------     --------
PER SHARE OPERATING DATA:

Net asset value, beginning of  period                      $        9.35      $   9.42     $   9.64     $   9.58     $   9.37
                                                           -------------      --------     --------     --------     --------

Net investment income                                               0.34          0.68         0.56         0.62         0.58
Net realized and unrealized gain (loss) on investments              0.01         (0.07)       (0.22)        0.06         0.21
                                                           -------------      --------     --------     --------     --------
Increase from investment operations                                 0.35          0.61         0.34         0.68         0.79

Dividends from net investment income                               (0.33)        (0.68)       (0.56)       (0.62)       (0.58)
                                                           -------------      --------     --------     --------     --------

Net increase (decrease) in net asset value                          0.02         (0.07)       (0.22)        0.06         0.21
                                                           -------------      --------     --------     --------     --------

Net Asset Value, End of Period                             $        9.37      $   9.35     $   9.42     $   9.64     $   9.58
                                                           =============      ========     ========     ========     ========

TOTAL RETURN, AT NET ASSET VALUE(1)                                 3.72%+        6.76%        3.64%        7.62%        8.66%
                                                           =============      ========     ========     ========     ========


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)s                           $     105,884      $ 96,993     $ 84,142     $ 73,108     $ 67,249
                                                           =============      ========     ========     ========     ========
Ratios to average net assets:
    Net investment income**                                         7.20%         7.18%        5.96%        6.66%        6.13%
    Total expenses**                                                 .66%          .81%         .73%         .77%         .84%
    Net expenses**                                                   .60%          .73%         .64%         .66%         .73%

 Portfolio turnover rate(2)                                         5.05%        18.11%       21.95%       28.63%       27.66%
                                                           =============      ========     ========     ========     ========

+Not annualized

**Annualized

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2001 were $15,745,000 and $4,982,749, respectively. See accompanying notes to the financial statements.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)  INVESTMENT VALUATION

      The values of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

(b)   INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At March 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $251,701, expiring in 2008.

(c)   OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amounts and market value of bonds, for which the accrual of interest income has been discontinued, approximated $8,615,770 and $85,840 (.08% of net assets), respectively, as of March 31, 2001.

COLORADO BONDSHARES-
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(d)   USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   SHARES OF BENEFICIAL INTEREST

      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended March 31, 2001 and the fiscal year ended September 30, 2000 were as follows:


                                                              3/31/2001       2000
                                                             ----------    ----------
Shares Sold                                                     985,782     1,599,665
Dividends Reinvested                                            217,487       396,544
                                                             ----------    ----------
                                                              1,203,269     1,996,209
Shares Redeemed                                                (265,553)     (563,235)
                                                             ----------    ----------

Net Increase in Shares Outstanding                              937,716     1,432,974
                                                             ==========    ==========

(3)   UNREALIZED GAINS AND LOSSES

      At March 31, 2001, the net unrealized depreciation on investments of $1,033,227 was comprised of gross appreciation of $1,932,773 and gross depreciation of $2,966,000.

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2001. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EARNINGS CREDITS ON CASH BALANCES

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.